Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments	2
Number of reportable segment	1
Accounts receivable valuation allowance	$ 92,000	$ 37,000
Inventories valuation allowance	$ 41,000	33,000
Software development costs amortization period	3 years
Additional goodwill	$ 1,100,000
Unsatisfied performance obligations	7,800,000
Total aggregate transaction price	$ 4,600,000
Incremental and recoverable costs customer contract term	1 year
Related contract acquisition costs	$ 136,417	109,309
Amortized deferred contract acquisition costs	27,108	$ 35,752
Federal deposit insurance corporation	250,000
Deposit in excess of insurance limits	$ 2,014,000
Number of suppliers		2
Percentage of uncertain income tax position recognized	50.00%
Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk	48.00%	58.00%
Accounts Payable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk		85.00%
Number of suppliers	2
Total Purchases [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk		73.00%
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Deferred costs amortization period	1 year
Property and equipment useful live	3 years
Revenue related service contract agreement term	1 year
Sales and marketing expense contract term	1 year
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Deferred costs amortization period	5 years
Property and equipment useful live	5 years
Revenue related service contract agreement term	3 years
Sales and marketing expense contract term	3 years
Kaiser Permanente [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk	20.00%	24.00%
Concentration risk	$ 12,900,000	$ 10,800,000
Nordstrom [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk	31.00%	11.00%
Concentration risk	$ 19,600,000	$ 4,700,000
Other Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk	10.00%	10.00%
Supplier One [Member] | Accounts Payable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk	65.00%
Supplier Two [Member] | Accounts Payable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration of risk	82.00%